Derivative Financial Instruments and Hedging Activities - Schedule of Changes in the Losses on Cash Flow Hedges Included in AOCL (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance			$ 8,413	$ 10,151	$ 10,151
Other	$ 0	$ 2	0	5	4	$ 5	$ 5
Ending balance	1,886		1,886		8,413	10,151
Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance			8,413	10,151	10,151	6,441	7,896
Additional net losses on cash flow hedges					0	12,363	8,315
Ineffectiveness of cash flow hedges reclassified to earnings					0	(657)	41
Losses on terminated hedging relationships amortized to earnings			(6,916)	(1,579)	(1,982)	(10,816)	(10,592)
Net increase (decrease) in accumulated losses on cash flow hedges					(1,982)	890	(2,236)
Decrease in deferred taxes on accumulated losses on cash flow hedges			389	217	248	2,825	786
Increase (decrease) in accumulated losses on cash flow hedges, net of taxes			(6,527)	(1,362)	(1,734)	3,715	(1,450)
Other			0	(5)	(4)	(5)	(5)
Ending balance	$ 1,886	$ 8,784	$ 1,886	$ 8,784	$ 8,413	$ 10,151	$ 6,441